CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income for the years	¥ 1,180,232	$ 171,118	¥ 467,761	¥ 250,066
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables, contract assets, loans receivable and others	32,053	4,647	44,427	77,278
Share-based compensation	42,548	6,169	15,186	30,652
Depreciation and amortization	9,961	1,444	15,674	23,158
Loss from disposal of property, equipment and software			16
Loss (income) from investment in affiliates	(7,940)	(1,152)	(7,651)	7,509
Impairment of short-term investment				67,169
Impairment of long-term investment	15,078	2,186
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	(117,021)	(16,966)	(138,043)	(117,021)
Business combination under common control				3,000
Loss from disposal of subsidiaries			2,363
Net loss of a subsidiary which was both acquired and disposed off during the year			1,744
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(1,232,326)	(178,670)	(344,388)	(224,408)
Financial assets receivable	(292,342)	(42,386)
Loans receivable	(21,903)	(3,176)	(9,681)	(58,982)
Prepaid expenses and other current assets	(434,318)	(62,970)	(5,822)	26,538
Amount due from/to related parties	12,437	1,803	(35,245)	10,039
Deferred tax assets	(22,322)	(3,236)	(12,943)	27,357
Other non-current assets	(516)	(75)	(1,242)
Operating lease right-of-use assets	7,903	1,146	(30,871)	30,289
Deferred guarantee income	276,518	40,091
Payroll and welfare payables	25,502	3,697	(2,185)	9,764
Tax payables	223,762	32,442	138,296	99,962
Refund liabilities				(180,104)
Accrued expenses and other current liabilities	444,064	64,383	54,898	(87,751)
Operating lease liabilities	(7,778)	(1,128)	32,246	(30,020)
Net cash (used in) provided by operating activities	133,592	19,367	184,540	(35,505)
Cash flows from investing activities
Purchase of property, equipment and software	(17,468)	(2,533)	(2,768)	(848)
Investments in equity investees				(3,378)
Disposal of subsidiaries, net of cash disposed of nil, RMB16,043 and nil			(16,043)
Acquisition of a subsidiary (including capital contribution of RMB86,487 to the subsidiary which was acquired and disposed off during the year)			(95,000)
Sale of property, equipment and software			11	1
Loans to related parties	(56,416)	(8,180)	(203,146)	79
Repayments from related parties	50,935	7,385	190,724	37,372
Net cash provided by (used in) investing activities	(22,949)	(3,328)	(126,222)	33,226
Cash flows from financing activities
Loans from related parties			15,000	3,113
Contribution from noncontrolling shareholders of subsidiaries				500
Repayment to related parties			(15,000)
Dividend distributed to shareholders			2,586
Repurchase of ordinary shares	(14,750)	(2,139)
Proceeds from exercise of options	2,184	317	7,352	6,982
Net cash provided by (used in) financing activities	(12,566)	(1,822)	9,938	10,595
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	10,397	1,510	(3,009)	(11,145)
Net change in cash, cash equivalents and restricted cash	108,474	15,727	65,247	(2,829)
Cash, cash equivalents and restricted cash at beginning of the year	184,567	26,760	119,320	122,149
Cash, cash equivalents and restricted cash at end of the year	293,041	42,487	184,567	119,320
Supplemental disclosure of cash flow information:
Income taxes paid, net	1,900	275	6,614	162
Supplemental disclosure of non-cash investing activities:
Disposal consideration settled by service fee collected on behalf of the Group (see Note 10)				156,276
Disposal consideration settled by other payable related to the disposal of Shanghai Caiyin (see Note 10)			94,380
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 15)	12,655	1,835	47,101	4,734
Investment consideration settled by loan due from related party				(91,957)
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	291,018	42,194	182,551	117,320
Restricted cash	¥ 2,023	$ 293	¥ 2,016	¥ 2,000